Loans and Borrowings - Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2018 INR (₨)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₨ 142,412
Non cash changes, cash flow	(8,976)
Non cash changes, assets taken on finance lease	766
Non cash changes, foreign exchange movements	5,526
Non cash changes, liabilities directly associated with assets held for sale	(1,469)
Ending balance	138,259
Borrowings from banks [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	120,911
Non cash changes, cash flow	(6,661)
Non cash changes, foreign exchange movements	5,439
Ending balance	119,689
Bank overdrafts 1 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,992
Non cash changes, cash flow	2,007
Ending balance	3,999
External commercial borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,728
Non cash changes, foreign exchange movements	49
Ending balance	9,777
Obligations under finance leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8,280
Non cash changes, cash flow	(3,627)
Non cash changes, assets taken on finance lease	766
Non cash changes, foreign exchange movements	23
Non cash changes, liabilities directly associated with assets held for sale	(1,469)
Ending balance	3,973
Loans from other than bank [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,501
Non cash changes, cash flow	(695)
Non cash changes, foreign exchange movements	15
Ending balance	₨ 821